13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 fmd*ekv8
 12/31/2006
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: December 31, 2006
Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 60
From 13F Information Table Value Total (USD):  169,149.00
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn
AT&T			COM	001957109	203	5681	SH		SOLE
Abbott Labs		COM	002824100	887	18211	SH		SOLE
Aflac Inc.		COM	001055102	6723	146148	SH		SOLE
Altria Group		COM	718154107	1592	18550	SH		SOLE
American Express	COM	025816109	7617	125546	SH		SOLE
American Int'l Group	COM	026874107	17454	243565	SH		SOLE
Ameriprise Financial	COM			742	13607	SH		SOLE
Anheuser Busch		COM	035229103	3803	77293	SH		SOLE
Bank Of Amer		COM	060505104	946	17722	SH		SOLE
Bellsouth		COM	079860102	215	4570	SH		SOLE
Berkshire Hathaway	COM	084670991	1648	15	SH		SOLE
Berkshire Hathaway B	COM	084670207	15621	4261	SH		SOLE
Bp Plc Adr		COM	055622104	515	7668	SH		SOLE
CBS			COM	12490K107	624	19999	SH		SOLE
Chevron			COM	166764100	576	7828	SH		SOLE
Chubb			COM	171232101	394	7440	SH		SOLE
Citigroup Inc		COM	172967101	1569	28160	SH		SOLE
Coca-Cola		COM	191216100	2289	47450	SH		SOLE
Colgate Palmolive	COM	194162103	6700	102699	SH		SOLE
Comcast A		COM	200300200	413	9755	SH		SOLE
Comcast Corp A		COM	200300200	14025	334897	SH		SOLE
Costco Wholesale	COM	22160K105	7109	134455	SH		SOLE
Diageo (Guinness)	COM	25243q205	5823	73423	SH		SOLE
Disney			COM	254687106	1355	39528	SH		SOLE
Emerson Electric	COM	291011104	1223	27728	SH		SOLE
Exxon Mobil		COM	302290101	1799	23474	SH		SOLE
Fannie Mae		COM	313586109	3901	65687	SH		SOLE
Florida East Coast Inds	COM	340632108	275	4609	SH		SOLE
Freddie Mac		COM	313400301	1506	22179	SH		SOLE
General Electric	COM	369604103	10392	279289	SH		SOLE
Google			COM			223	485	SH		SOLE
Hartford Fincl Svcs	COM	416515104	282	3026	SH		SOLE
Home Depot		COM	437076102	1605	39954	SH		SOLE
I.B.M.			COM	459200101	409	4212	SH		SOLE
Johnson & Johnson	COM	478160104	1708	25874	SH		SOLE
Keycorp Inc		COM	493267108	817	21496	SH		SOLE
Mercury General Corp	COM	589400100	2527	47932	SH		SOLE
Microsoft		COM	594918104	2824	94558	SH		SOLE
Nestle Sa Rep Adr	COM	641069406	346	3900	SH		SOLE
Pepsico Inc.		COM	713448108	1675	26776	SH		SOLE
Potlatch Corp (New)	COM	737628107	504	11494	SH		SOLE
Procter & Gamble	COM	742718109	3087	48038	SH		SOLE
Rayonier Inc		COM	754907103	464	11298	SH		SOLE
Royal Dutch Shell A	COM			577	8145	SH		SOLE
Schering-Plough		COM	806605101	294	12442	SH		SOLE
St Joe			COM	790148100	857	16000	SH		SOLE
Sun Life Financial	COM	866796105	610	14399	SH		SOLE
Time Warner Inc		COM	887315109	9834	451500	SH		SOLE
U.S. Bancorp Del	COM	902973106	3669	101368	SH		SOLE
United Technologies	COM	913017109	2775	44383	SH		SOLE
Ust Inc Com		COM	902911106	582	10000	SH		SOLE
Viacom Inc Cl B		COM			772	18818	SH		SOLE
Walmart			COM	931142103	4433	95985	SH		SOLE
Washington Post		COM	939640108	692	928	SH		SOLE
Wells Fargo & Co.	COM	949746101	656	18450	SH		SOLE
Wesco Financial		COM	950817106	1240	2695	SH		SOLE
Weyerhaeuser Co		COM	962166104	2218	31391	SH		SOLE
Wr Berkley Corp		COM	084423102	5907	171167	SH		SOLE
Wyeth/Amer Home		COM	026609107	318	6240	SH		SOLE
Morgan Stanley DW Adj 31COM			300	18900	SH		SOLE